UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL fUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2020 through June 30, 2021

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05476
Reporting Period: 07/01/2020 - 06/30/2021
Lord Abbett Global Fund, Inc.

==================== Lord Abbett Emerging Markets Bond Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Lord Abbett Emerging Markets Corporate Debt Fund ===============

VEDANTA LIMITED

Ticker:       500295         Security ID:  92242Y100
Meeting Date: SEP 30, 2020   Meeting Type: Annual
Record Date:  SEP 21, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Standalone Financial Statements  For       For          Management
      and Statutory Reports
2     Accept Consolidated Financial           For       For          Management
      Statements and Statutory Reports
3     Confirm First Interim Dividend          For       For          Management
4     Reelect GR Arun Kumar as Director       For       For          Management
5     Elect Anil Kumar Agarwal as Director    For       For          Management
6     Reelect Priya Agarwal as Director       For       For          Management
7     Approve Reappointment and Remuneration  For       For          Management
      of GR Arun Kumar as Whole-Time
      Director Designated as Chief Financial
      Officer (CFO)
8     Approve Payment of Remuneration to      For       Against      Management
      Srinivasan Venkatakrishnan as
      Whole-Time Director Designated as
      Chief Executive Officer (CEO)
9     Approve Remuneration of Cost Auditors   For       For          Management

========================= Lord Abbett Global Bond Fund =========================

MCLAREN FINANCE PLC

Ticker:                      Security ID:  G65309AB5
Meeting Date: JUL 09, 2020   Meeting Type: Bondholder
Record Date:  JUL 01, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer

Date: August 18, 2021